Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
AAR Corp.
(a)
....................... 4,520 $ 306,275
Archer Aviation, Inc. , Class A
(a)
........... 23,550 222,548
Huntington Ingalls Industries, Inc. ......... 7,315 1,442,957
Mercury Systems, Inc.
(a) (b)
.............. 5,848 243,803
Moog, Inc. , Class A .................. 1,493 271,218
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 12,747 433,526
Triumph Group, Inc.
(a)
................. 6,365 119,280
V2X, Inc.
(a)
........................ 2,379 124,017
3,163,624
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.
(a)
....... 6,977 155,029
CH Robinson Worldwide, Inc. ........... 10,037 998,581
Forward Air Corp.
(a)
.................. 4,648 149,898
GXO Logistics, Inc.
(a)
................. 12,070 548,582
Hub Group, Inc. , Class A ............... 11,523 514,041
2,366,131
Automobile Components — 1.5%
Adient plc
(a)
........................ 16,442 286,584
American Axle & Manufacturing Holdings, Inc.
(a)
11,888 62,174
Autoliv, Inc. ........................ 8,626 833,789
BorgWarner, Inc. .................... 41,792 1,333,165
Dana, Inc. ......................... 23,808 379,499
Dorman Products, Inc.
(a)
............... 2,011 264,004
Fox Factory Holding Corp.
(a)
............. 4,727 129,142
Garrett Motion, Inc. .................. 22,160 212,293
Gentherm, Inc.
(a)
.................... 2,515 95,947
Goodyear Tire & Rubber Co. (The)
(a)
....... 52,579 466,376
LCI Industries ...................... 2,877 301,481
Lear Corp. ........................ 10,441 982,394
Mobileye Global, Inc. , Class A
(a) (b)
......... 10,398 171,827
Patrick Industries, Inc. ................ 3,613 350,967
Phinia, Inc. ........................ 7,715 392,616
QuantumScape Corp. , Class A
(a) (b)
........ 65,318 337,694
Standard Motor Products, Inc. ........... 3,858 119,675
Visteon Corp.
(a)
..................... 5,101 428,790
7,148,417
Automobiles — 0.7%
Harley-Davidson, Inc. ................. 24,851 672,468
Lucid Group, Inc.
(a) (b)
.................. 125,421 346,162
Rivian Automotive, Inc. , Class A
(a) (b)
........ 132,149 1,659,792
Thor Industries, Inc. .................. 4,539 466,791
Winnebago Industries, Inc. ............. 5,328 254,678
3,399,891
Banks — 13.8%
1st Source Corp. .................... 3,523 220,963
Amalgamated Financial Corp. ........... 1,750 61,145
Amerant Bancorp, Inc. , Class A .......... 6,629 153,793
Ameris Bancorp ..................... 6,828 448,258
Associated Banc-Corp. ................ 30,628 769,988
Atlantic Union Bankshares Corp. ......... 16,012 604,773
Axos Financial, Inc.
(a)
................. 4,131 288,881
Banc of California, Inc. ................ 26,290 421,166
BancFirst Corp. ..................... 1,982 236,017
Bank First Corp. .................... 898 90,860
Bank of Hawaii Corp. ................. 7,073 527,009
Bank OZK ........................ 19,713 1,001,223
BankUnited, Inc. .................... 13,300 546,763
Banner Corp. ...................... 6,227 440,062
Berkshire Hills Bancorp, Inc. ............ 8,093 238,015
BOK Financial Corp. .................. 4,317 476,683
Brookline Bancorp, Inc. ................ 15,846 193,797
Security
Shares
Shares Value
Banks (continued)
Burke & Herbert Financial Services Corp. ... 2,599 $ 167,142
Business First Bancshares, Inc. .......... 5,494 148,283
Byline Bancorp, Inc. .................. 5,355 157,116
Cadence Bank ..................... 32,085 1,129,392
Capitol Federal Financial, Inc. ........... 23,105 137,475
Cathay General Bancorp ............... 12,734 604,738
Central Pacific Financial Corp. ........... 4,208 125,777
City Holding Co. .................... 1,699 200,703
Coastal Financial Corp.
(a)
.............. 1,044 93,104
Columbia Banking System, Inc. .......... 38,476 1,073,480
Columbia Financial, Inc.
(a)
.............. 4,133 61,127
Comerica, Inc. ...................... 24,401 1,642,675
Commerce Bancshares, Inc. ............ 24,513 1,637,468
Community Financial System, Inc. ........ 9,476 620,962
Community Trust Bancorp, Inc. .......... 3,113 166,577
ConnectOne Bancorp, Inc. ............. 7,054 178,748
CrossFirst Bankshares, Inc.
(a)
............ 5,083 82,548
Cullen/Frost Bankers, Inc. .............. 11,126 1,550,964
Customers Bancorp, Inc.
(a)
.............. 5,344 304,501
CVB Financial Corp. .................. 24,256 505,495
Dime Community Bancshares, Inc. ........ 7,892 246,467
Eagle Bancorp, Inc. .................. 5,296 138,808
Eastern Bankshares, Inc. .............. 19,277 353,926
Enterprise Financial Services Corp. ....... 7,001 418,940
Equity Bancshares, Inc. , Class A ......... 2,605 113,578
FB Financial Corp. ................... 6,770 357,524
First Bancorp ...................... 37,127 940,610
First Bancshares, Inc. (The) ............. 5,486 210,388
First Busey Corp. .................... 10,747 260,937
First Commonwealth Financial Corp. ....... 18,635 310,832
First Community Bankshares, Inc. ........ 3,134 135,922
First Financial Bancorp ................ 17,261 483,653
First Financial Bankshares, Inc. .......... 15,275 569,146
First Hawaiian, Inc. .................. 23,626 652,550
First Horizon Corp. ................... 100,095 2,191,080
First Interstate BancSystem, Inc. , Class A ... 17,633 581,007
First Merchants Corp. ................. 10,886 483,774
First Mid Bancshares, Inc. .............. 4,127 156,537
Five Star Bancorp ................... 3,108 94,514
Flagstar Financial, Inc.
(b)
............... 57,035 674,724
FNB Corp. ........................ 66,441 1,042,459
Fulton Financial Corp. ................. 32,648 664,060
German American Bancorp, Inc. .......... 3,940 162,840
Glacier Bancorp, Inc. ................. 21,040 1,045,057
Great Southern Bancorp, Inc. ............ 1,848 108,644
Hancock Whitney Corp. ............... 15,907 950,284
Heartland Financial USA, Inc. ........... 7,854 507,918
Heritage Commerce Corp. .............. 12,381 119,972
Heritage Financial Corp. ............... 6,330 162,681
Hilltop Holdings, Inc. .................. 8,788 265,222
Home BancShares, Inc. ............... 21,014 634,413
Hope Bancorp, Inc. .................. 21,322 248,615
Horizon Bancorp, Inc. ................. 8,729 146,560
Independent Bank Corp. ............... 11,684 659,873
International Bancshares Corp. .......... 5,046 332,481
Lakeland Financial Corp. ............... 2,535 172,481
Mercantile Bank Corp. ................ 3,174 154,923
Metrocity Bankshares, Inc. ............. 2,119 65,392
Metropolitan Bank Holding Corp.
(a)
........ 1,971 126,400
MidWestOne Financial Group, Inc. ........ 3,115 98,527
National Bank Holdings Corp. , Class A ..... 6,832 294,664
NBT Bancorp, Inc. ................... 8,436 401,807
Nicolet Bankshares, Inc. ............... 1,565 175,483
Northwest Bancshares, Inc. ............. 21,994 290,541
OceanFirst Financial Corp. ............. 11,353 203,900

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
OFG Bancorp ...................... 8,471 $ 361,796
Old National Bancorp ................. 58,910 1,405,004
Old Second Bancorp, Inc. .............. 8,755 164,506
Origin Bancorp, Inc. .................. 5,576 211,442
Orrstown Financial Services, Inc. ......... 3,687 133,986
Pacific Premier Bancorp, Inc. ............ 17,318 448,536
Park National Corp. .................. 2,664 452,107
Pathward Financial, Inc. ............... 2,274 181,306
Peoples Bancorp, Inc. ................ 6,827 222,902
Pinnacle Financial Partners, Inc. .......... 14,194 1,770,985
Popular, Inc. ....................... 13,088 1,347,279
Preferred Bank ..................... 1,197 109,358
Premier Financial Corp. ............... 6,957 193,613
Prosperity Bancshares, Inc. ............. 17,546 1,403,680
Provident Financial Services, Inc. ......... 22,186 411,994
QCR Holdings, Inc. .................. 1,797 139,735
Republic Bancorp, Inc. , Class A .......... 1,017 66,563
S&T Bancorp, Inc. ................... 6,890 271,742
Sandy Spring Bancorp, Inc. ............. 8,467 286,439
Seacoast Banking Corp. of Florida ........ 6,199 176,362
ServisFirst Bancshares, Inc. ............ 4,360 395,321
Simmons First National Corp. , Class A ..... 22,403 508,996
Southside Bancshares, Inc. ............. 5,329 167,490
SouthState Corp. .................... 18,003 1,900,937
Stellar Bancorp, Inc. .................. 9,739 276,588
Stock Yards Bancorp, Inc. .............. 2,095 154,422
Synovus Financial Corp. ............... 27,013 1,524,073
Texas Capital Bancshares, Inc.
(a)
......... 2,684 211,902
TFS Financial Corp. .................. 5,595 76,763
Tompkins Financial Corp. .............. 1,557 109,099
Towne Bank ....................... 13,105 468,766
TriCo Bancshares ................... 6,103 267,739
Triumph Financial, Inc.
(a) (b)
.............. 2,197 169,301
TrustCo Bank Corp. .................. 3,311 106,482
Trustmark Corp. .................... 10,403 390,113
UMB Financial Corp. ................. 8,508 1,003,093
United Bankshares, Inc. ............... 24,541 944,828
United Community Banks, Inc. ........... 21,319 707,151
Univest Financial Corp. ................ 5,787 175,867
Valley National Bancorp ............... 87,517 899,675
Veritex Holdings, Inc. ................. 9,735 260,898
WaFd, Inc. ........................ 14,862 441,104
Webster Financial Corp. ............... 31,728 1,911,295
WesBanco, Inc. ..................... 12,248 429,170
Westamerica Bancorp ................ 4,535 234,732
Western Alliance Bancorp .............. 20,174 1,772,689
Wintrust Financial Corp. ............... 7,613 995,857
WSFS Financial Corp. ................ 6,086 340,816
Zions Bancorp NA ................... 27,204 1,574,023
63,896,310
Beverages — 0.4%
MGP Ingredients, Inc. ................. 2,720 98,274
Molson Coors Beverage Co. , Class B ...... 32,258 1,766,125
National Beverage Corp. ............... 2,101 88,347
1,952,746
Biotechnology — 1.4%
(a)
89bio, Inc. ........................ 15,160 145,536
ACADIA Pharmaceuticals, Inc. ........... 13,024 243,028
Agios Pharmaceuticals, Inc. ............. 10,290 353,873
Akero Therapeutics, Inc. ............... 5,308 287,057
Alkermes plc ....................... 16,597 523,303
AnaptysBio, Inc. .................... 860 15,420
Annexon, Inc. ...................... 12,441 47,773
Security
Shares
Shares Value
Biotechnology (continued)
Arbutus Biopharma Corp. .............. 13,516 $ 45,008
Arcellx, Inc. ........................ 3,665 249,696
Arcus Biosciences, Inc. ................ 4,784 61,714
Arrowhead Pharmaceuticals, Inc. ......... 12,436 247,228
Beam Therapeutics, Inc. ............... 13,037 337,919
Catalyst Pharmaceuticals, Inc. ........... 7,338 165,545
CRISPR Therapeutics AG
(b)
............. 10,508 437,028
Cullinan Therapeutics, Inc. ............. 7,130 75,293
Denali Therapeutics, Inc. ............... 11,683 272,214
Dynavax Technologies Corp. ............ 9,582 125,045
Dyne Therapeutics, Inc. ............... 7,198 102,355
Erasca, Inc. ....................... 35,347 66,806
Gyre Therapeutics, Inc.
(b)
.............. 1,878 21,616
Humacyte, Inc.
(b)
.................... 8,536 39,095
Ideaya Biosciences, Inc. ............... 7,276 177,171
Intellia Therapeutics, Inc. .............. 11,381 117,452
Iovance Biotherapeutics, Inc. ............ 41,824 244,670
Ironwood Pharmaceuticals, Inc. , Class A .... 25,860 60,512
Kiniksa Pharmaceuticals International plc .... 2,138 41,905
Kura Oncology, Inc. .................. 9,687 76,624
MiMedx Group, Inc. .................. 11,018 95,857
Novavax, Inc.
(b)
..................... 9,310 80,904
Olema Pharmaceuticals, Inc. ............ 4,894 29,902
ORIC Pharmaceuticals, Inc. ............. 2,996 31,218
PTC Therapeutics, Inc. ................ 4,549 208,708
Relay Therapeutics, Inc. ............... 14,610 65,307
REVOLUTION Medicines, Inc. ........... 14,120 606,454
Rocket Pharmaceuticals, Inc. ............ 4,607 49,479
Sana Biotechnology, Inc.
(b)
.............. 11,630 37,449
Scholar Rock Holding Corp. ............. 3,643 147,104
Stoke Therapeutics, Inc.
(b)
.............. 2,641 30,319
Tyra Biosciences, Inc.
(b)
............... 1,975 28,558
Vir Biotechnology, Inc. ................ 17,074 177,570
Viridian Therapeutics, Inc. .............. 4,210 81,590
Y-mAbs Therapeutics, Inc. .............. 2,048 12,227
Zymeworks, Inc. .................... 7,824 114,230
6,377,762
Broadline Retail — 0.6%
Dillard's, Inc. , Class A
(b)
................ 754 352,955
Etsy, Inc.
(a)
........................ 14,151 777,031
Kohl's Corp. ....................... 20,338 268,665
Macy's, Inc. ....................... 50,432 785,731
Nordstrom, Inc. ..................... 19,832 479,934
Savers Value Village, Inc.
(a) (b)
............ 2,053 22,871
2,687,187
Building Products — 1.1%
A O Smith Corp. .................... 8,204 552,129
American Woodmark Corp.
(a)
............ 1,888 147,000
Apogee Enterprises, Inc. ............... 2,553 130,254
AZZ, Inc. ......................... 3,309 283,879
Fortune Brands Innovations, Inc. ......... 23,167 1,660,379
Gibraltar Industries, Inc.
(a)
.............. 2,458 150,847
Griffon Corp. ....................... 3,810 288,684
Hayward Holdings, Inc.
(a)
............... 10,206 153,702
Janus International Group, Inc.
(a)
......... 14,109 116,964
JELD-WEN Holding, Inc.
(a)
.............. 16,040 143,077
Masterbrand, Inc.
(a)
.................. 23,614 408,994
Quanex Building Products Corp. .......... 5,316 111,636
Resideo Technologies, Inc.
(a)
............ 19,291 434,433
UFP Industries, Inc. .................. 6,207 717,840
5,299,818

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 2.3%
Acadian Asset Management, Inc. ......... 2,559 $ 63,770
Affiliated Managers Group, Inc. .......... 2,671 501,988
Artisan Partners Asset Management, Inc. , Class
A ............................ 5,273 235,650
BGC Group, Inc. , Class A .............. 30,566 291,600
Donnelley Financial Solutions, Inc.
(a)
....... 3,274 217,295
Federated Hermes, Inc. , Class B ......... 15,641 622,043
Franklin Resources, Inc. ............... 53,042 1,179,654
Invesco Ltd. ....................... 59,770 1,149,377
Janus Henderson Group plc ............ 23,972 1,077,062
Kayne Anderson BDC, Inc. ............. 7,512 129,958
Lazard, Inc. ....................... 16,786 912,655
Moelis & Co. , Class A ................. 12,531 981,052
Open Lending Corp. , Class A
(a) (b)
......... 11,569 69,992
P10, Inc. , Class A ................... 2,945 40,229
Piper Sandler Cos. ................... 974 308,894
SEI Investments Co. .................. 6,114 529,350
StepStone Group, Inc. , Class A .......... 4,459 285,733
Stifel Financial Corp. ................. 6,555 759,397
StoneX Group, Inc.
(a)
................. 2,810 307,751
Victory Capital Holdings, Inc. , Class A ...... 3,053 202,047
Virtu Financial, Inc. , Class A ............. 15,743 630,665
Virtus Investment Partners, Inc. .......... 829 165,385
WisdomTree, Inc. .................... 13,205 129,277
10,790,824
Chemicals — 2.3%
AdvanSix, Inc. ...................... 4,975 155,618
Arcadium Lithium plc
(a)
................ 118,193 678,428
Ashland, Inc. ....................... 5,008 317,958
Avient Corp. ....................... 16,911 725,482
Axalta Coating Systems Ltd.
(a)
........... 18,058 649,005
Cabot Corp. ....................... 4,183 361,704
Chemours Co. (The) .................. 27,199 516,509
Ecovyst, Inc.
(a)
...................... 19,543 151,654
Element Solutions, Inc. ................ 17,362 448,113
FMC Corp. ........................ 9,736 543,074
HB Fuller Co. ...................... 5,072 320,195
Huntsman Corp. .................... 30,935 520,636
Ingevity Corp.
(a)
..................... 6,181 280,308
Innospec, Inc. ...................... 1,855 210,264
Koppers Holdings, Inc. ................ 3,753 111,689
Kronos Worldwide, Inc. ................ 4,296 41,199
Mativ Holdings, Inc. .................. 9,847 94,039
Minerals Technologies, Inc. ............. 5,961 457,149
Mosaic Co. (The) .................... 59,126 1,649,024
NewMarket Corp. .................... 732 364,551
Olin Corp. ......................... 22,101 647,338
Orion SA ......................... 10,632 148,316
PureCycle Technologies, Inc.
(a) (b)
.......... 6,591 61,362
Quaker Chemical Corp. ............... 1,516 214,029
Scotts Miracle-Gro Co. (The) ............ 2,894 205,358
Sensient Technologies Corp. ............ 4,101 309,667
Stepan Co. ........................ 2,487 157,651
Tronox Holdings plc .................. 21,827 224,163
10,564,483
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. .................. 5,412 288,784
Brady Corp. , Class A, NVS ............. 4,232 315,242
BrightView Holdings, Inc.
(a) (b)
............ 5,434 85,640
Brink's Co. (The) .................... 2,721 253,951
Cimpress plc
(a) (b)
.................... 2,976 197,844
CoreCivic, Inc.
(a)
.................... 20,482 419,062
Deluxe Corp. ....................... 7,720 179,027
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Driven Brands Holdings, Inc.
(a) (b)
.......... 6,376 $ 105,268
Enviri Corp.
(a)
...................... 14,006 134,177
GEO Group, Inc. (The)
(a)
............... 24,150 760,966
Healthcare Services Group, Inc.
(a)
......... 13,628 151,135
HNI Corp. ......................... 5,022 250,347
Interface, Inc. ...................... 4,595 113,772
Matthews International Corp. , Class A ...... 5,565 155,764
MillerKnoll, Inc. ..................... 9,523 213,696
MSA Safety, Inc. .................... 2,358 388,433
OPENLANE, Inc.
(a) (b)
.................. 11,012 223,654
Pitney Bowes, Inc. ................... 19,143 170,564
Steelcase, Inc. , Class A ............... 16,745 192,233
UniFirst Corp. ...................... 1,249 267,686
Vestis Corp. ....................... 17,012 237,828
5,105,073
Communications Equipment — 0.6%
(a)
Applied Optoelectronics, Inc. ............ 3,868 107,995
Ciena Corp. ....................... 15,545 1,354,591
CommScope Holding Co., Inc. ........... 37,470 189,224
Digi International, Inc. ................. 2,940 91,875
Infinera Corp.
(b)
..................... 13,444 88,999
NETGEAR, Inc. ..................... 5,367 148,398
NetScout Systems, Inc. ................ 12,869 306,797
Ribbon Communications, Inc. ........... 10,452 42,853
Viasat, Inc.
(b)
....................... 14,599 140,442
Viavi Solutions, Inc. .................. 17,826 214,625
2,685,799
Construction & Engineering — 0.6%
Ameresco, Inc. , Class A
(a)
.............. 2,100 47,523
Argan, Inc. ........................ 694 94,939
Fluor Corp.
(a)
....................... 17,479 842,663
Granite Construction, Inc. .............. 2,570 226,520
Great Lakes Dredge & Dock Corp.
(a)
....... 5,099 56,038
Primoris Services Corp. ............... 3,346 256,872
Tutor Perini Corp.
(a)
.................. 8,220 198,020
Valmont Industries, Inc. ................ 1,906 632,335
WillScot Holdings Corp.
(a) (b)
............. 16,070 595,554
2,950,464
Consumer Finance — 1.7%
Ally Financial, Inc. ................... 49,826 1,941,719
Bread Financial Holdings, Inc. ........... 8,635 546,854
Credit Acceptance Corp.
(a)
.............. 1,096 556,516
Encore Capital Group, Inc.
(a)
............ 4,453 220,423
Enova International, Inc.
(a)
.............. 4,808 540,035
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 7,296 87,625
FirstCash Holdings, Inc. ............... 3,879 423,393
LendingTree, Inc.
(a)
................... 2,160 97,049
Navient Corp. ...................... 15,501 211,899
Nelnet, Inc. , Class A .................. 1,685 185,636
NerdWallet, Inc. , Class A
(a)
.............. 7,402 105,700
OneMain Holdings, Inc. ................ 20,883 1,159,842
PRA Group, Inc.
(a)
................... 6,979 154,306
PROG Holdings, Inc. ................. 8,041 343,753
SLM Corp. ........................ 40,200 1,121,982
World Acceptance Corp.
(a) (b)
............. 791 111,658
7,808,390
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ........... 72,255 1,448,713
Andersons, Inc. (The) ................. 6,162 251,102
BJ's Wholesale Club Holdings, Inc.
(a)
....... 10,643 1,054,189
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 3,572 192,388
Grocery Outlet Holding Corp.
(a)
........... 17,971 290,951

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Ingles Markets, Inc. , Class A ............ 2,770 $ 183,429
Natural Grocers by Vitamin Cottage, Inc. .... 1,478 64,352
PriceSmart, Inc. ..................... 1,951 177,482
SpartanNash Co. .................... 6,551 119,425
United Natural Foods, Inc.
(a)
............. 10,842 322,441
Walgreens Boots Alliance, Inc. ........... 131,396 1,350,751
Weis Markets, Inc. ................... 2,218 149,848
5,605,071
Containers & Packaging — 1.7%
Berry Global Group, Inc. ............... 21,381 1,452,198
Crown Holdings, Inc. ................. 14,500 1,273,970
Graphic Packaging Holding Co. .......... 56,214 1,541,950
Greif, Inc. , Class A, NVS ............... 4,860 297,529
O-I Glass, Inc.
(a)
..................... 28,530 340,648
Pactiv Evergreen, Inc. ................ 7,283 129,200
Sealed Air Corp. .................... 25,589 891,265
Silgan Holdings, Inc. .................. 15,299 841,751
Sonoco Products Co. ................. 17,971 856,138
TriMas Corp. ....................... 7,682 186,673
7,811,322
Distributors — 0.4%
A-Mark Precious Metals, Inc. ............ 3,134 88,285
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 4,085 87,092
LKQ Corp. ........................ 49,116 1,836,447
2,011,824
Diversified Consumer Services — 0.7%
ADT, Inc. ......................... 54,791 420,795
Adtalem Global Education, Inc.
(a)
......... 2,701 289,358
Frontdoor, Inc.
(a)
..................... 6,144 367,903
Graham Holdings Co. , Class B ........... 636 590,729
H&R Block, Inc. ..................... 13,149 727,271
KinderCare Learning Cos., Inc.
(a) (b)
........ 2,240 46,458
Laureate Education, Inc.
(a)
.............. 12,586 235,610
Mister Car Wash, Inc.
(a)
................ 10,286 82,494
Perdoceo Education Corp. .............. 6,139 176,680
Strategic Education, Inc. ............... 1,896 186,244
Stride, Inc.
(a)
....................... 2,224 300,018
3,423,560
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. .............. 5,552 99,103
American Assets Trust, Inc. ............. 6,131 148,861
Armada Hoffler Properties, Inc. .......... 14,097 137,869
Broadstone Net Lease, Inc. ............. 32,194 506,734
Empire State Realty Trust, Inc. , Class A ..... 15,961 152,587
Essential Properties Realty Trust, Inc. ...... 15,390 494,019
Gladstone Commercial Corp. ............ 7,044 114,183
Global Net Lease, Inc. ................ 36,434 261,960
1,915,316
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 17,439 352,965
Cogent Communications Holdings, Inc. ..... 5,055 380,844
Frontier Communications Parent, Inc.
(a)
..... 33,524 1,198,818
IDT Corp. , Class B ................... 1,432 67,562
Liberty Global Ltd. , Class A
(a)
............ 30,387 349,754
Liberty Global Ltd. , Class C, NVS
(a)
........ 27,894 327,197
Liberty Latin America Ltd. , Class A
(a)
....... 5,705 35,257
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 21,333 130,771
Lumen Technologies, Inc.
(a)
............. 182,723 902,652
Shenandoah Telecommunications Co. ...... 4,609 49,777
3,795,597
Security
Shares
Shares Value
Electric Utilities — 1.6%
ALLETE, Inc. ...................... 10,710 $ 702,790
Hawaiian Electric Industries, Inc.
(a)
........ 32,032 292,772
IDACORP, Inc. ..................... 6,558 720,987
MGE Energy, Inc. .................... 3,540 318,069
OGE Energy Corp. ................... 36,795 1,553,853
Otter Tail Corp. ..................... 7,579 583,886
Pinnacle West Capital Corp. ............ 20,872 1,815,029
Portland General Electric Co. ............ 12,063 496,272
TXNM Energy, Inc. ................... 16,538 799,612
7,283,270
Electrical Equipment — 1.1%
Acuity Brands, Inc. ................... 2,055 683,061
Array Technologies, Inc.
(a) (b)
............. 26,104 191,342
Atkore, Inc. ........................ 6,747 549,476
EnerSys .......................... 3,849 373,622
Generac Holdings, Inc.
(a)
............... 4,026 601,203
NEXTracker, Inc. , Class A
(a) (b)
............ 16,559 834,905
Plug Power, Inc.
(a) (b)
.................. 150,427 279,794
Preformed Line Products Co. ............ 259 38,964
Sensata Technologies Holding plc ......... 27,633 750,512
Shoals Technologies Group, Inc. , Class A
(a)
.. 30,945 147,917
Sunrun, Inc.
(a) (b)
..................... 40,532 366,815
Thermon Group Holdings, Inc.
(a)
.......... 4,138 114,540
4,932,151
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc. ......... 3,608 415,209
Arrow Electronics, Inc.
(a)
............... 9,785 1,140,442
Avnet, Inc. ........................ 16,778 866,751
Bel Fuse, Inc. , Class A ................ 76 6,279
Bel Fuse, Inc. , Class B, NVS ............ 732 59,365
Belden, Inc. ....................... 2,600 302,822
Benchmark Electronics, Inc. ............ 3,400 145,044
Crane NXT Co. ..................... 10,351 662,153
ePlus, Inc.
(a) (b)
...................... 3,527 281,807
Insight Enterprises, Inc.
(a)
.............. 3,345 577,849
IPG Photonics Corp.
(a)
................ 4,794 351,544
Knowles Corp.
(a)
.................... 16,651 315,203
Littelfuse, Inc. ...................... 1,831 436,437
OSI Systems, Inc.
(a)
.................. 1,391 273,248
PC Connection, Inc. .................. 1,420 105,392
Plexus Corp.
(a)
...................... 2,479 351,299
Sanmina Corp.
(a) (b)
................... 6,989 585,189
ScanSource, Inc.
(a)
................... 4,681 195,900
TD SYNNEX Corp. ................... 9,151 1,304,109
TTM Technologies, Inc.
(a)
............... 18,823 462,858
Vishay Intertechnology, Inc. ............. 20,853 353,041
Vontier Corp.
(b)
..................... 17,403 670,886
9,862,827
Energy Equipment & Services — 1.0%
Archrock, Inc. ...................... 12,773 358,794
Atlas Energy Solutions, Inc. ............. 8,947 205,423
Bristow Group, Inc.
(a)
................. 2,013 67,174
Cactus, Inc. , Class A ................. 4,324 258,186
Helmerich & Payne, Inc. ............... 18,259 576,802
Innovex International, Inc.
(a)
............. 4,015 62,554
Kodiak Gas Services, Inc. .............. 1,311 61,329
Liberty Energy, Inc. , Class A ............ 29,495 540,053
Nabors Industries Ltd.
(a)
............... 1,150 65,803
NOV, Inc. ......................... 44,390 641,436
Patterson-UTI Energy, Inc. ............. 25,905 209,053
ProFrac Holding Corp. , Class A
(a) (b)
........ 4,589 33,362
ProPetro Holding Corp.
(a)
............... 13,973 124,080
RPC, Inc. ......................... 8,235 50,481

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Select Water Solutions, Inc. , Class A ....... 8,318 $ 103,975
Tidewater, Inc.
(a) (b)
................... 9,031 497,698
Transocean Ltd.
(a) (b)
.................. 95,870 375,810
Valaris Ltd.
(a)
....................... 4,527 217,024
4,449,037
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 66,159 205,755
Cinemark Holdings, Inc.
(a) (b)
............. 12,635 361,740
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 8,486 66,615
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 23,867 167,546
Lionsgate Studios Corp.
(a) (b)
............. 4,476 32,093
Madison Square Garden Entertainment Corp.
(a)
4,489 163,130
Playtika Holding Corp. ................ 13,197 94,623
Sphere Entertainment Co. , Class A
(a)
....... 5,047 235,190
1,326,692
Financial Services — 2.6%
Cannae Holdings, Inc. ................ 10,934 216,056
Compass Diversified Holdings ........... 11,209 238,191
Enact Holdings, Inc. .................. 5,656 191,060
Essent Group Ltd. ................... 19,765 1,151,311
Euronet Worldwide, Inc.
(a)
.............. 4,799 472,702
EVERTEC, Inc. ..................... 7,625 247,584
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,228 242,874
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 7,845 219,738
Jackson Financial, Inc. , Class A .......... 11,664 1,099,215
Marqeta, Inc. , Class A
(a)
............... 44,183 170,105
Merchants Bancorp .................. 1,856 77,822
MGIC Investment Corp. ............... 49,219 1,257,053
Mr Cooper Group, Inc.
(a)
............... 11,229 1,165,682
NCR Atleos Corp.
(a) (b)
................. 13,350 425,331
NMI Holdings, Inc. , Class A
(a)
............ 14,115 545,121
PennyMac Financial Services, Inc. ........ 5,237 548,262
Radian Group, Inc. ................... 15,493 527,072
Repay Holdings Corp. , Class A
(a) (b)
........ 8,680 64,840
Rocket Cos., Inc. , Class A
(a) (b)
............ 23,677 298,330
UWM Holdings Corp. , Class A ........... 24,228 146,095
Voya Financial, Inc. .................. 11,837 840,309
Walker & Dunlop, Inc. ................. 6,232 598,708
Western Union Co. (The) .............. 60,050 619,716
WEX, Inc.
(a) (b)
....................... 4,878 897,015
12,260,192
Food Products — 1.4%
B&G Foods, Inc. .................... 15,154 98,198
Cal-Maine Foods, Inc. ................. 7,741 835,254
Darling Ingredients, Inc.
(a)
.............. 29,250 1,095,705
Flowers Foods, Inc. .................. 36,639 716,292
Fresh Del Monte Produce, Inc. ........... 7,051 214,985
Hain Celestial Group, Inc. (The)
(a)
......... 16,213 82,038
Ingredion, Inc. ...................... 8,145 1,111,304
J & J Snack Foods Corp. ............... 1,081 148,346
John B Sanfilippo & Son, Inc. ............ 1,095 79,212
Mission Produce, Inc.
(a)
................ 3,211 38,179
Pilgrim's Pride Corp.
(a)
................ 3,460 161,028
Post Holdings, Inc.
(a)
.................. 6,266 665,199
Seaboard Corp. ..................... 51 124,355
Simply Good Foods Co. (The)
(a)
.......... 8,500 323,000
TreeHouse Foods, Inc.
(a)
............... 8,706 300,531
Utz Brands, Inc. , Class A ............... 4,517 60,347
Westrock Coffee Co.
(a)
................ 5,191 36,129
Security
Shares
Shares Value
Food Products (continued)
WK Kellogg Co. ..................... 11,894 $ 197,322
6,287,424
Gas Utilities — 1.4%
Chesapeake Utilities Corp. ............. 2,331 284,965
MDU Resources Group, Inc. ............ 34,958 622,952
National Fuel Gas Co. ................ 16,982 1,189,249
New Jersey Resources Corp. ............ 18,079 866,888
Northwest Natural Holding Co. ........... 7,057 281,715
ONE Gas, Inc. ...................... 9,652 681,817
Southwest Gas Holdings, Inc. ........... 10,157 758,525
Spire, Inc. ......................... 10,588 751,325
UGI Corp. ......................... 38,478 1,182,429
6,619,865
Ground Transportation — 0.9%
ArcBest Corp. ...................... 2,453 234,531
Avis Budget Group, Inc.
(a)
.............. 3,306 296,548
FTAI Infrastructure, Inc. ................ 6,590 46,262
Heartland Express, Inc. ................ 9,919 113,473
Hertz Global Holdings, Inc.
(a) (b)
........... 23,773 98,182
Knight-Swift Transportation Holdings, Inc. ... 8,089 461,801
Landstar System, Inc. ................. 3,701 609,407
Lyft, Inc. , Class A
(a) (b)
.................. 63,985 866,357
Marten Transport Ltd. ................. 7,044 108,478
Ryder System, Inc. ................... 4,043 644,495
Schneider National, Inc. , Class B ......... 5,529 164,488
Universal Logistics Holdings, Inc. ......... 1,342 59,343
Werner Enterprises, Inc. ............... 11,903 429,698
4,133,063
Health Care Equipment & Supplies — 1.5%
Alphatec Holdings, Inc.
(a)
............... 10,593 124,891
Artivion, Inc.
(a)
...................... 2,247 69,567
Avanos Medical, Inc.
(a)
................ 5,613 96,656
AxoGen, Inc.
(a)
...................... 2,845 51,807
Bioventus, Inc. , Class A
(a)
.............. 5,502 58,761
Dentsply Sirona, Inc. ................. 38,041 751,690
Embecta Corp. ..................... 10,410 186,651
Enovis Corp.
(a) (b)
..................... 9,623 452,089
Envista Holdings Corp.
(a)
............... 31,637 649,191
Globus Medical, Inc. , Class A
(a)
.......... 5,897 546,770
ICU Medical, Inc.
(a)
................... 1,460 239,966
Integra LifeSciences Holdings Corp.
(a) (b)
..... 12,403 323,718
LivaNova plc
(a)
...................... 9,842 491,608
Masimo Corp.
(a)
..................... 3,782 658,938
Neogen Corp.
(a) (b)
.................... 16,667 191,004
Novocure Ltd.
(a)
..................... 5,759 141,211
Omnicell, Inc.
(a)
..................... 8,429 379,221
Orthofix Medical, Inc.
(a)
................ 3,652 66,941
QuidelOrtho Corp.
(a)
.................. 9,241 401,614
Teleflex, Inc. ....................... 5,738 1,034,217
6,916,511
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.
(a)
............ 16,814 758,480
AdaptHealth Corp.
(a)
.................. 13,588 147,022
agilon health, Inc.
(a) (b)
................. 57,492 192,023
Amedisys, Inc.
(a)
.................... 3,636 336,330
AMN Healthcare Services, Inc.
(a)
.......... 6,927 190,631
Ardent Health Partners, Inc.
(a)
........... 1,742 26,130
BrightSpring Health Services, Inc.
(a) (b)
...... 6,527 154,037
Brookdale Senior Living, Inc.
(a)
........... 32,929 152,461
Castle Biosciences, Inc.
(a)
.............. 2,401 67,876
Clover Health Investments Corp.
(a) (b)
....... 68,970 302,778
Concentra Group Holdings Parent, Inc. ..... 4,108 95,758

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Fulgent Genetics, Inc.
(a) (b)
.............. 3,605 $ 59,987
Henry Schein, Inc.
(a)
.................. 23,450 1,876,000
LifeStance Health Group, Inc.
(a)
.......... 6,482 51,662
National HealthCare Corp. .............. 1,615 165,812
NeoGenomics, Inc.
(a)
................. 12,653 180,938
OPKO Health, Inc.
(a) (b)
................. 57,477 87,365
Option Care Health, Inc.
(a)
.............. 15,436 477,281
Owens & Minor, Inc.
(a)
................. 12,909 183,824
Patterson Cos., Inc. .................. 14,900 461,155
Pediatrix Medical Group, Inc.
(a)
........... 15,753 220,227
Premier, Inc. , Class A ................. 17,464 395,734
Select Medical Holdings Corp. ........... 12,314 242,217
US Physical Therapy, Inc. .............. 1,537 136,347
6,962,075
Health Care REITs — 0.9%
American Healthcare REIT, Inc. .......... 11,658 329,805
Diversified Healthcare Trust ............. 30,571 75,816
Global Medical REIT, Inc. .............. 11,419 89,525
Healthcare Realty Trust, Inc. , Class A ...... 64,871 1,086,589
LTC Properties, Inc. .................. 7,945 273,308
Medical Properties Trust, Inc.
(b)
........... 110,741 519,375
National Health Investors, Inc. ........... 4,673 318,278
Omega Healthcare Investors, Inc. ......... 22,546 835,555
Sabra Health Care REIT, Inc. ............ 23,445 391,766
Sila Realty Trust, Inc.
(b)
................ 10,021 249,122
4,169,139
Health Care Technology — 0.2%
(a)
Certara, Inc. ....................... 10,645 151,478
Evolent Health, Inc. , Class A ............ 11,898 124,334
GoodRx Holdings, Inc. , Class A .......... 7,079 33,767
Schrodinger, Inc.
(b)
................... 5,305 133,023
Teladoc Health, Inc. .................. 30,986 314,818
757,420
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. ............. 19,207 296,556
DiamondRock Hospitality Co. ............ 13,895 121,998
Park Hotels & Resorts, Inc. ............. 38,887 524,586
Pebblebrook Hotel Trust ............... 21,702 284,947
RLJ Lodging Trust ................... 12,552 122,382
Ryman Hospitality Properties, Inc. ........ 4,276 448,296
Summit Hotel Properties, Inc. ............ 19,759 132,583
1,931,348
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc. , Class A
(a)
....... 10,348 116,622
Aramark .......................... 18,156 706,450
Bally's Corp.
(a)
...................... 4,532 82,392
Bloomin' Brands, Inc. ................. 14,520 182,371
Boyd Gaming Corp. .................. 12,545 961,574
Brinker International, Inc.
(a)
............. 4,112 748,261
Caesars Entertainment, Inc.
(a)
........... 38,074 1,372,568
Cheesecake Factory, Inc. (The) .......... 8,847 496,759
Choice Hotels International, Inc.
(b)
......... 1,987 292,745
Cracker Barrel Old Country Store, Inc. ...... 4,018 261,090
Dave & Buster's Entertainment, Inc.
(a)
...... 5,921 157,262
Everi Holdings, Inc.
(a)
................. 4,201 57,302
Golden Entertainment, Inc. ............. 4,175 136,689
Hilton Grand Vacations, Inc.
(a)
........... 14,008 577,129
Jack in the Box, Inc. .................. 3,476 136,224
Lucky Strike Entertainment Corp. , Class A
(b)
.. 1,906 20,299
Marriott Vacations Worldwide Corp. ........ 5,747 498,667
MGM Resorts International
(a)
............ 42,119 1,452,263
Papa John's International, Inc. ........... 5,928 234,571
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc.
(a)
.............. 24,936 $ 513,681
Portillo's, Inc. , Class A
(a) (b)
.............. 6,042 84,044
Red Rock Resorts, Inc. , Class A .......... 4,220 206,991
Rush Street Interactive, Inc. , Class A
(a)
..... 4,136 60,303
Sabre Corp.
(a)
...................... 33,388 111,850
Six Flags Entertainment Corp. ........... 9,043 398,706
Target Hospitality Corp.
(a)
.............. 6,619 63,741
Travel + Leisure Co. .................. 13,039 708,800
United Parks & Resorts, Inc.
(a) (b)
.......... 5,143 270,316
Vail Resorts, Inc. .................... 2,387 406,076
Wendy's Co. (The) ................... 19,371 287,272
Wyndham Hotels & Resorts, Inc. ......... 8,185 859,589
Wynn Resorts Ltd. ................... 8,029 697,319
13,159,926
Household Durables — 2.6%
Beazer Homes USA, Inc.
(a)
............. 5,328 118,068
Century Communities, Inc. ............. 2,631 200,956
Dream Finders Homes, Inc. , Class A
(a)
...... 2,652 61,182
Ethan Allen Interiors, Inc. .............. 4,203 130,377
Green Brick Partners, Inc.
(a)
............. 5,742 347,219
Helen of Troy Ltd.
(a)
.................. 4,355 269,052
Hovnanian Enterprises, Inc. , Class A
(a)
...... 890 117,827
KB Home ......................... 12,255 822,310
La-Z-Boy, Inc. ...................... 7,948 375,145
Legacy Housing Corp.
(a) (b)
.............. 1,381 35,423
Leggett & Platt, Inc. .................. 24,150 255,024
LGI Homes, Inc.
(a) (b)
.................. 3,864 344,978
M/I Homes, Inc.
(a)
.................... 5,129 645,228
Meritage Homes Corp. ................ 13,363 1,040,577
Mohawk Industries, Inc.
(a)
.............. 9,789 1,197,195
Newell Brands, Inc. .................. 72,340 720,506
Sonos, Inc.
(a) (b)
...................... 12,558 173,175
Taylor Morrison Home Corp.
(a)
........... 18,315 1,180,585
Tempur Sealy International, Inc. .......... 17,334 1,094,469
TopBuild Corp.
(a)
.................... 2,579 883,772
TRI Pointe Homes, Inc.
(a)
............... 17,073 629,311
Whirlpool Corp. ..................... 10,057 1,056,085
Worthington Enterprises, Inc. ............ 5,904 247,378
11,945,842
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............. 1,643 59,953
Central Garden & Pet Co. , Class A, NVS
(a)
... 9,610 299,736
Energizer Holdings, Inc. ............... 11,925 405,331
Reynolds Consumer Products, Inc. ........ 9,979 275,520
1,040,540
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. , Class A ........... 4,085 100,205
Clearway Energy, Inc. , Class C .......... 10,290 266,820
Sunnova Energy International, Inc.
(a) (b)
...... 12,571 32,307
Talen Energy Corp.
(a)
................. 8,510 1,886,922
2,286,254
Industrial REITs — 0.5%
Americold Realty Trust, Inc. ............. 18,436 402,827
Innovative Industrial Properties, Inc. ....... 2,471 177,121
LXP Industrial Trust .................. 53,849 448,024
Plymouth Industrial REIT, Inc. ........... 2,740 46,032
Rexford Industrial Realty, Inc. ........... 12,301 500,159
STAG Industrial, Inc. ................. 17,353 593,125
2,167,288
Insurance — 3.7%
American Financial Group, Inc. .......... 8,761 1,196,402
AMERISAFE, Inc. ................... 3,680 184,074

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assurant, Inc. ...................... 9,620 $ 2,070,128
Assured Guaranty Ltd. ................ 3,293 311,518
Axis Capital Holdings Ltd. .............. 14,515 1,321,155
Brighthouse Financial, Inc.
(a)
............ 11,631 717,749
CNO Financial Group, Inc. .............. 19,846 792,649
Employers Holdings, Inc. ............... 2,963 145,661
Enstar Group Ltd.
(a)
.................. 1,278 417,893
F&G Annuities & Life, Inc. .............. 3,356 154,074
First American Financial Corp. ........... 18,932 1,196,881
Genworth Financial, Inc. , Class A
(a)
........ 303 2,191
Globe Life, Inc. ..................... 17,027 2,078,826
Hamilton Insurance Group Ltd. , Class B
(a)
... 7,435 142,232
Hanover Insurance Group, Inc. (The) ...... 3,180 486,826
Horace Mann Educators Corp. ........... 7,525 290,691
Kemper Corp. ...................... 11,408 766,390
Lemonade, Inc.
(a) (b)
................... 4,035 134,123
Lincoln National Corp. ................ 30,320 1,066,051
Mercury General Corp. ................ 2,811 140,100
Old Republic International Corp. .......... 28,615 1,046,737
Primerica, Inc. ...................... 2,115 613,710
ProAssurance Corp.
(a)
................. 5,867 87,770
Root, Inc. , Class A
(a)
.................. 1,002 97,695
Safety Insurance Group, Inc. ............ 1,744 137,793
Selective Insurance Group, Inc. .......... 7,725 649,904
SiriusPoint Ltd.
(a)
.................... 18,718 272,534
Skyward Specialty Insurance Group, Inc.
(a)
... 2,035 90,110
Stewart Information Services Corp. ........ 4,994 325,559
Tiptree, Inc. ....................... 2,574 51,583
White Mountains Insurance Group Ltd.
(b)
.... 200 386,492
17,375,501
Interactive Media & Services — 0.5%
Bumble, Inc. , Class A
(a)
................ 9,381 76,080
Cars.com, Inc.
(a)
..................... 8,079 144,776
IAC, Inc.
(a)
......................... 14,071 595,626
Shutterstock, Inc. .................... 4,493 132,633
Taboola.com Ltd.
(a)
................... 15,130 57,645
TripAdvisor, Inc.
(a)
................... 8,965 157,425
Webtoon Entertainment, Inc.
(a) (b)
.......... 1,314 16,754
Yelp, Inc.
(a)
........................ 3,408 136,116
Ziff Davis, Inc.
(a) (b)
.................... 8,460 455,909
ZipRecruiter, Inc. , Class A
(a)
............. 8,200 56,416
ZoomInfo Technologies, Inc.
(a)
........... 51,622 531,190
2,360,570
IT Services — 1.0%
ASGN, Inc.
(a)
....................... 8,457 745,992
DigitalOcean Holdings, Inc.
(a)
............ 3,718 154,223
DXC Technology Co.
(a)
................ 32,990 716,543
EPAM Systems, Inc.
(a)
................. 5,198 1,320,084
Hackett Group, Inc. (The) .............. 1,395 43,078
Kyndryl Holdings, Inc.
(a)
................ 42,038 1,595,762
4,575,682
Leisure Products — 0.8%
Acushnet Holdings Corp. ............... 3,168 206,934
Brunswick Corp. .................... 6,633 447,330
Funko, Inc. , Class A
(a)
................. 2,682 37,548
Hasbro, Inc. ....................... 11,748 679,504
Latham Group, Inc.
(a)
................. 3,029 22,112
Malibu Boats, Inc. , Class A
(a)
............ 3,691 141,328
Mattel, Inc.
(a)
....................... 34,382 640,880
Peloton Interactive, Inc. , Class A
(a) (b)
....... 63,704 493,706
Polaris, Inc. ........................ 9,795 467,221
Sturm Ruger & Co., Inc. ............... 3,180 113,208
Topgolf Callaway Brands Corp.
(a)
......... 14,021 110,205
Security
Shares
Shares Value
Leisure Products (continued)
YETI Holdings, Inc.
(a)
................. 5,929 $ 220,915
3,580,891
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. , Class A
(a)
........... 11,480 172,200
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 1,483 535,185
Bruker Corp. ....................... 6,108 355,180
Charles River Laboratories International, Inc.
(a)
5,785 953,137
Cytek Biosciences, Inc.
(a)
............... 19,435 100,090
Fortrea Holdings, Inc.
(a)
................ 10,519 176,824
Mesa Laboratories, Inc. ............... 650 89,499
2,382,115
Machinery — 2.8%
AGCO Corp. ....................... 11,497 1,200,632
Alamo Group, Inc. ................... 768 142,510
Albany International Corp. , Class A ........ 2,963 239,262
Allison Transmission Holdings, Inc. ........ 7,186 844,642
Astec Industries, Inc. ................. 4,158 145,156
Atmus Filtration Technologies, Inc. ........ 2,931 122,574
Blue Bird Corp.
(a)
.................... 2,804 99,878
Columbus McKinnon Corp. ............. 5,247 191,096
Crane Co. ......................... 2,841 483,879
Enpro, Inc. ........................ 1,496 277,807
Esab Corp. ........................ 3,224 399,260
Flowserve Corp. .................... 7,263 454,809
Gates Industrial Corp. plc
(a)
............. 34,278 709,212
Greenbrier Cos., Inc. (The) ............. 3,122 206,864
Helios Technologies, Inc. ............... 3,373 150,469
Hillenbrand, Inc. .................... 12,922 439,219
Hillman Solutions Corp.
(a)
.............. 33,914 339,140
Hyster-Yale, Inc. , Class A .............. 2,084 111,327
JBT Marel Corp. .................... 1,767 235,011
Kennametal, Inc. .................... 14,192 339,898
Lindsay Corp. ...................... 1,122 150,561
Middleby Corp. (The)
(a)
................ 6,648 1,137,739
Miller Industries, Inc. ................. 911 60,099
Mueller Industries, Inc. ................ 8,941 704,104
Oshkosh Corp. ..................... 8,049 936,904
Proto Labs, Inc.
(a)
.................... 2,011 83,919
REV Group, Inc. .................... 4,970 172,459
Standex International Corp. ............. 1,014 185,258
Tennant Co. ....................... 2,142 183,184
Terex Corp. ........................ 12,395 596,076
Timken Co. (The) .................... 8,037 645,130
Toro Co. (The) ...................... 7,483 623,109
Trinity Industries, Inc. ................. 7,611 287,924
Wabash National Corp. ................ 5,696 88,858
12,987,969
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ........... 7,582 109,636
Matson, Inc. ....................... 2,700 382,995
492,631
Media — 1.8%
Altice USA, Inc. , Class A
(a) (b)
............. 40,295 113,229
Cable One, Inc. ..................... 837 254,456
Clear Channel Outdoor Holdings, Inc.
(a)
..... 47,047 63,984
EchoStar Corp. , Class A
(a)
.............. 22,119 611,811
Emerald Holding, Inc. ................. 28,085 126,382
Gannett Co., Inc.
(a)
................... 23,454 106,012
Gray Media, Inc. .................... 15,737 58,856
Interpublic Group of Cos., Inc. (The) ....... 69,607 1,995,633
John Wiley & Sons, Inc. , Class A ......... 8,184 334,971
Liberty Broadband Corp. , Class A
(a) (b)
....... 1,352 102,793

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Liberty Broadband Corp. , Class C, NVS
(a)
... 8,397 $ 643,714
Magnite, Inc.
(a) (b)
..................... 7,349 126,403
National CineMedia, Inc.
(a)
.............. 12,099 79,732
Nexstar Media Group, Inc. .............. 5,719 876,265
Paramount Global , Class A
(b)
............ 792 18,066
Paramount Global , Class B, NVS ......... 103,274 1,123,621
Scholastic Corp. .................... 4,483 87,015
Sinclair, Inc. , Class A ................. 6,447 94,449
Sirius XM Holdings, Inc.
(b)
.............. 44,275 1,063,043
Stagwell, Inc. , Class A
(a) (b)
.............. 16,599 103,578
TechTarget, Inc.
(a)
.................... 3,429 58,396
TEGNA, Inc. ....................... 19,934 363,197
Thryv Holdings, Inc.
(a)
................. 6,168 108,002
8,513,608
Metals & Mining — 1.6%
Alcoa Corp. ........................ 45,082 1,592,296
Alpha Metallurgical Resources, Inc.
(a)
...... 2,006 367,439
Cleveland-Cliffs, Inc.
(a)
................ 89,783 919,378
Coeur Mining, Inc.
(a) (b)
................. 34,854 230,036
Commercial Metals Co. ................ 21,134 1,024,788
Hecla Mining Co. .................... 45,631 259,184
Ivanhoe Electric, Inc.
(a) (b)
............... 6,765 40,049
Kaiser Aluminum Corp. ................ 2,903 203,210
Materion Corp. ..................... 1,446 146,046
Metallus, Inc.
(a)
..................... 6,850 102,339
Ryerson Holding Corp. ................ 5,693 127,295
SunCoke Energy, Inc. ................. 15,385 144,465
United States Steel Corp. .............. 40,910 1,507,534
Warrior Met Coal, Inc. ................. 9,490 500,787
Worthington Steel, Inc. ................ 5,931 172,296
7,337,142
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp. ............... 161,889 1,614,033
Annaly Capital Management, Inc. ......... 102,939 2,100,985
Apollo Commercial Real Estate Finance, Inc. . 24,195 214,368
Arbor Realty Trust, Inc.
(b)
............... 30,784 412,198
ARMOUR Residential REIT, Inc. .......... 10,177 191,531
Blackstone Mortgage Trust, Inc. , Class A .... 30,657 551,826
BrightSpire Capital, Inc. , Class A ......... 24,162 136,032
Chimera Investment Corp. .............. 14,467 215,414
Claros Mortgage Trust, Inc. ............. 12,111 39,966
Dynex Capital, Inc. ................... 13,472 178,773
Ellington Financial, Inc. ................ 8,779 110,264
Franklin BSP Realty Trust, Inc. ........... 15,048 191,561
KKR Real Estate Finance Trust, Inc. ....... 10,626 106,047
Ladder Capital Corp. , Class A ........... 21,967 246,250
MFA Financial, Inc. ................... 18,343 192,601
Orchid Island Capital, Inc. .............. 14,396 120,207
PennyMac Mortgage Investment Trust ...... 15,956 217,002
Ready Capital Corp. .................. 30,221 200,970
Redwood Trust, Inc. .................. 23,712 155,314
Rithm Capital Corp. .................. 94,268 1,085,025
Starwood Property Trust, Inc. ............ 58,013 1,122,552
TPG RE Finance Trust, Inc. ............. 10,173 85,555
Two Harbors Investment Corp. ........... 18,718 238,654
9,727,128
Multi-Utilities — 0.4%
Avista Corp. ....................... 14,365 526,046
Black Hills Corp. .................... 12,656 743,287
Northwestern Energy Group, Inc. ......... 10,757 579,910
Unitil Corp. ........................ 2,991 160,228
2,009,471
Security
Shares
Shares Value
Office REITs — 1.4%
Brandywine Realty Trust ............... 30,861 $ 169,427
COPT Defense Properties .............. 11,775 346,656
Cousins Properties, Inc. ............... 27,700 845,681
Douglas Emmett, Inc. ................. 27,024 496,161
Easterly Government Properties, Inc. ...... 17,470 198,459
Highwoods Properties, Inc. ............. 19,630 584,778
Hudson Pacific Properties, Inc. ........... 23,893 74,785
JBG SMITH Properties ................ 15,530 240,870
Kilroy Realty Corp. ................... 21,227 828,278
Paramount Group, Inc. ................ 34,516 168,783
Piedmont Office Realty Trust, Inc. , Class A ... 23,546 205,792
SL Green Realty Corp. ................ 13,231 891,637
Vornado Realty Trust
(b)
................ 31,611 1,367,492
6,418,799
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp. ............... 43,702 700,980
Antero Resources Corp.
(a)
.............. 17,314 646,158
APA Corp. ........................ 67,772 1,486,240
BKV Corp.
(a)
....................... 2,130 52,185
California Resources Corp. ............. 10,798 531,262
Calumet, Inc.
(a) (b)
.................... 12,627 223,624
Chord Energy Corp. .................. 11,282 1,268,661
Civitas Resources, Inc. ................ 13,312 675,717
Clean Energy Fuels Corp.
(a) (b)
............ 23,582 78,056
CNX Resources Corp.
(a) (b)
.............. 12,756 349,259
Comstock Resources, Inc.
(a)
............. 16,039 297,684
Core Natural Resources, Inc.
(b)
........... 5,378 485,848
Crescent Energy, Inc. , Class A ........... 31,356 472,221
CVR Energy, Inc. .................... 6,510 123,364
Delek US Holdings, Inc. ............... 12,048 215,177
Dorian LPG Ltd. ..................... 6,938 166,790
DT Midstream, Inc. ................... 10,841 1,095,808
Excelerate Energy, Inc. , Class A .......... 3,218 96,122
Granite Ridge Resources, Inc. ........... 10,568 65,416
Green Plains, Inc.
(a)
.................. 10,826 96,676
Gulfport Energy Corp.
(a)
............... 2,358 420,927
HF Sinclair Corp. .................... 30,739 1,109,063
HighPeak Energy, Inc.
(b)
............... 1,935 26,374
International Seaways, Inc. ............. 6,446 251,072
Kinetik Holdings, Inc. , Class A ........... 1,636 105,407
Kosmos Energy Ltd.
(a)
................. 86,592 275,363
Magnolia Oil & Gas Corp. , Class A ........ 31,600 748,920
Matador Resources Co. ............... 21,762 1,262,196
Murphy Oil Corp. .................... 28,157 749,821
New Fortress Energy, Inc. , Class A
(b)
....... 11,726 175,890
NextDecade Corp.
(a)
.................. 15,282 129,591
Northern Oil & Gas, Inc. ............... 17,207 618,592
Ovintiv, Inc. ........................ 48,877 2,063,587
Par Pacific Holdings, Inc.
(a)
............. 11,379 190,257
PBF Energy, Inc. , Class A .............. 19,241 562,992
Peabody Energy Corp. ................ 21,993 399,173
Permian Resources Corp. , Class A ........ 115,373 1,690,214
Range Resources Corp. ............... 44,046 1,631,464
REX American Resources Corp.
(a)
........ 3,041 126,871
Sitio Royalties Corp. , Class A ............ 14,904 300,167
SM Energy Co. ..................... 21,010 797,540
Talos Energy, Inc.
(a)
.................. 22,591 224,103
Vital Energy, Inc.
(a)
................... 4,585 146,261
Vitesse Energy, Inc. .................. 4,583 118,608
World Kinect Corp. ................... 11,392 322,052
23,573,753

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 4,223 $ 493,964
Sylvamo Corp. ..................... 6,471 518,327
1,012,291
Passenger Airlines — 1.1%
Alaska Air Group, Inc.
(a)
................ 23,587 1,727,748
Allegiant Travel Co. .................. 2,919 298,993
American Airlines Group, Inc.
(a)
........... 111,679 1,889,609
JetBlue Airways Corp.
(a) (b)
.............. 35,877 236,071
Joby Aviation, Inc. , Class A
(a) (b)
........... 56,211 464,303
SkyWest, Inc.
(a)
..................... 2,497 301,937
Sun Country Airlines Holdings, Inc.
(a)
....... 4,139 70,197
Wheels Up Experience, Inc. , Class A
(a) (b)
.... 15,934 24,857
5,013,715
Personal Care Products — 0.2%
Coty, Inc. , Class A
(a)
.................. 38,771 284,192
Edgewell Personal Care Co. ............ 9,080 302,364
Herbalife Ltd.
(a) (b)
.................... 17,671 96,484
Olaplex Holdings, Inc.
(a)
............... 26,140 40,778
USANA Health Sciences, Inc.
(a)
.......... 2,011 65,498
789,316
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 23,760 196,258
Arvinas, Inc.
(a)
...................... 3,099 54,573
Cassava Sciences, Inc.
(a) (b)
............. 3,648 8,682
Collegium Pharmaceutical, Inc.
(a) (b)
........ 5,816 186,810
Edgewise Therapeutics, Inc.
(a)
........... 4,924 137,971
Elanco Animal Health, Inc.
(a) (b)
........... 90,516 1,088,907
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 4,871 37,263
Harmony Biosciences Holdings, Inc.
(a)
...... 3,095 119,993
Innoviva, Inc.
(a)
..................... 6,461 120,433
Jazz Pharmaceuticals plc
(a)
............. 11,562 1,437,966
Ligand Pharmaceuticals, Inc.
(a)
........... 1,041 121,329
Nuvation Bio, Inc. , Class A
(a)
............ 38,644 89,268
Organon & Co. ..................... 47,132 733,374
Pacira BioSciences, Inc.
(a)
.............. 8,483 223,357
Perrigo Co. plc ..................... 25,057 624,170
Pliant Therapeutics, Inc.
(a)
.............. 8,208 88,236
Prestige Consumer Healthcare, Inc.
(a)
...... 5,745 441,044
Supernus Pharmaceuticals, Inc.
(a)
......... 9,759 374,453
Tarsus Pharmaceuticals, Inc.
(a)
........... 1,570 84,403
Tilray Brands, Inc. , Class 2
(a) (b)
........... 92,247 96,859
6,265,349
Professional Services — 2.0%
Alight, Inc. , Class A .................. 76,972 527,258
Amentum Holdings, Inc.
(a) (b)
............. 22,726 476,564
Barrett Business Services, Inc. ........... 1,852 80,247
CACI International, Inc. , Class A
(a)
........ 1,153 445,358
Clarivate plc
(a) (b)
..................... 50,502 273,721
Concentrix Corp. .................... 8,097 423,311
CSG Systems International, Inc. .......... 5,440 319,818
Dun & Bradstreet Holdings, Inc. .......... 49,925 614,078
First Advantage Corp.
(a)
................ 10,828 204,433
Genpact Ltd. ....................... 28,522 1,388,736
Heidrick & Struggles International, Inc. ..... 2,369 110,135
Kelly Services, Inc. , Class A, NVS ........ 6,140 86,451
Kforce, Inc. ........................ 1,947 108,506
Korn Ferry ........................ 5,032 355,913
ManpowerGroup, Inc. ................. 8,949 538,909
Maximus, Inc. ...................... 7,543 567,913
NV5 Global, Inc.
(a)
................... 4,443 83,706
Robert Half, Inc. .................... 6,434 416,859
Science Applications International Corp. .... 6,476 701,221
Security
Shares
Shares Value
Professional Services (continued)
TriNet Group, Inc. ................... 5,835 $ 544,931
UL Solutions, Inc. , Class A .............. 3,804 205,074
Upwork, Inc.
(a)
...................... 22,215 350,108
Willdan Group, Inc.
(a)
................. 778 27,498
WNS Holdings Ltd.
(a)
................. 7,349 450,126
9,300,874
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a)
............... 68,511 496,705
Cushman & Wakefield plc
(a)
............. 30,162 415,934
Forestar Group, Inc.
(a)
................. 2,406 57,407
Howard Hughes Holdings, Inc.
(a)
.......... 2,256 172,291
Kennedy-Wilson Holdings, Inc. ........... 20,099 181,896
Marcus & Millichap, Inc. ............... 4,574 174,544
Newmark Group, Inc. , Class A ........... 26,433 373,498
Opendoor Technologies, Inc.
(a)
........... 106,480 146,942
Redfin Corp.
(a)
...................... 21,885 175,080
2,194,297
Residential REITs — 0.3%
Apartment Investment & Management Co. ,
Class A ........................ 13,030 117,791
Centerspace ....................... 3,046 185,045
Elme Communities ................... 16,278 248,402
Independence Realty Trust, Inc. .......... 20,312 390,194
NexPoint Residential Trust, Inc. .......... 2,330 91,988
UMH Properties, Inc. ................. 7,793 140,196
Veris Residential, Inc. ................. 9,237 147,238
1,320,854
Retail REITs — 1.5%
Acadia Realty Trust .................. 14,520 334,541
Agree Realty Corp. .................. 9,544 692,608
Alexander's, Inc. .................... 240 45,588
Brixmor Property Group, Inc. ............ 34,423 897,063
CBL & Associates Properties, Inc. ......... 2,665 81,576
Curbline Properties Corp. .............. 6,252 152,986
Federal Realty Investment Trust .......... 8,011 870,235
Getty Realty Corp. ................... 6,076 188,417
InvenTrust Properties Corp. ............. 8,070 240,002
Kite Realty Group Trust ................ 15,730 364,150
Macerich Co. (The) .................. 43,875 911,723
NETSTREIT Corp. ................... 5,454 78,974
NNN REIT, Inc. ..................... 24,013 945,872
Phillips Edison & Co., Inc. .............. 11,589 421,028
Retail Opportunity Investments Corp. ...... 14,875 259,866
Saul Centers, Inc. ................... 2,221 81,111
SITE Centers Corp. .................. 5,807 86,989
Tanger, Inc. ........................ 6,520 213,986
Urban Edge Properties ................ 7,401 150,536
Whitestone REIT .................... 5,060 67,804
7,085,055
Semiconductors & Semiconductor Equipment — 1.0%
ACM Research, Inc. , Class A
(a)
........... 3,750 77,063
Alpha & Omega Semiconductor Ltd.
(a)
...... 1,655 63,585
Amkor Technology, Inc. ................ 13,002 319,979
Axcelis Technologies, Inc.
(a)
............. 2,203 149,804
Cirrus Logic, Inc.
(a)
................... 5,868 589,382
Diodes, Inc.
(a)
...................... 5,812 342,792
Kulicke & Soffa Industries, Inc. ........... 4,139 183,565
MaxLinear, Inc.
(a)
.................... 9,936 177,457
MKS Instruments, Inc. ................ 4,862 550,767
Penguin Solutions, Inc.
(a)
............... 9,541 193,491
Photronics, Inc.
(a)
.................... 10,897 250,522
Power Integrations, Inc. ............... 3,588 223,604

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.
(a)
....................... 10,681 $ 886,309
SolarEdge Technologies, Inc.
(a) (b)
......... 10,389 136,096
Synaptics, Inc.
(a)
.................... 3,745 317,950
Ultra Clean Holdings, Inc.
(a)
............. 3,871 142,724
Veeco Instruments, Inc.
(a) (b)
............. 3,702 93,957
Wolfspeed, Inc.
(a) (b)
................... 21,413 131,262
4,830,309
Software — 1.4%
Adeia, Inc. ........................ 20,088 258,131
Aurora Innovation, Inc. , Class A
(a)
......... 180,412 1,226,802
Blackbaud, Inc.
(a)
.................... 2,252 173,742
BlackLine, Inc.
(a)
.................... 5,506 351,558
C3.ai, Inc. , Class A
(a)
................. 9,450 296,257
Daily Journal Corp.
(a)
................. 76 31,168
Dropbox, Inc. , Class A
(a)
............... 21,870 703,120
E2open Parent Holdings, Inc. , Class A
(a)
.... 33,640 88,473
Hut 8 Corp.
(a) (b)
..................... 14,719 319,255
Informatica, Inc. , Class A
(a)
............. 7,485 192,215
LiveRamp Holdings, Inc.
(a)
.............. 7,540 256,360
Matterport, Inc. , Class A
(a)
.............. 20,382 106,190
NCR Voyix Corp.
(a) (b)
.................. 26,951 331,228
OneSpan, Inc. ...................... 2,853 54,892
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 3,003 27,868
PagerDuty, Inc.
(a) (b)
................... 6,810 126,121
Progress Software Corp. ............... 4,940 283,210
RingCentral, Inc. , Class A
(a)
............. 7,905 275,252
SEMrush Holdings, Inc. , Class A
(a)
........ 3,711 64,720
SolarWinds Corp. ................... 5,659 84,206
Teradata Corp.
(a)
.................... 8,044 256,684
Unity Software, Inc.
(a)
................. 20,822 462,248
Verint Systems, Inc.
(a)
................. 11,310 287,048
6,256,748
Specialized REITs — 1.0%
CubeSmart ........................ 24,029 1,002,009
EPR Properties ..................... 13,816 636,918
Four Corners Property Trust, Inc. ......... 11,954 327,898
Lamar Advertising Co. , Class A .......... 7,229 913,890
National Storage Affiliates Trust .......... 7,062 262,353
Outfront Media, Inc. .................. 25,540 469,936
PotlatchDeltic Corp. .................. 9,205 411,740
Rayonier, Inc. ...................... 12,764 333,651
Safehold, Inc. ...................... 2,641 42,811
Uniti Group, Inc. .................... 43,680 238,056
4,639,262
Specialty Retail — 3.7%
Academy Sports & Outdoors, Inc.
(b)
........ 12,786 668,836
Advance Auto Parts, Inc. ............... 10,954 531,269
American Eagle Outfitters, Inc. ........... 17,352 280,061
Arko Corp. ........................ 9,242 65,341
Asbury Automotive Group, Inc.
(a)
.......... 3,717 1,102,760
AutoNation, Inc.
(a)
.................... 4,929 929,363
Bath & Body Works, Inc. ............... 40,917 1,538,888
Boot Barn Holdings, Inc.
(a) (b)
............. 2,172 349,366
Buckle, Inc. (The) ................... 5,763 274,376
Caleres, Inc. ....................... 6,368 116,726
Camping World Holdings, Inc. , Class A ..... 6,016 138,910
EVgo, Inc. , Class A
(a) (b)
................ 9,232 32,035
Five Below, Inc.
(a)
.................... 4,438 416,196
Foot Locker, Inc.
(a)
................... 15,310 306,966
GameStop Corp. , Class A
(a)
............. 54,296 1,460,562
Gap, Inc. (The) ..................... 24,261 583,962
Group 1 Automotive, Inc. ............... 2,491 1,137,117
Guess?, Inc. ....................... 3,888 50,194
Security
Shares
Shares Value
Specialty Retail (continued)
Lithia Motors, Inc. , Class A ............. 5,059 $ 1,902,690
MarineMax, Inc.
(a)
.................... 3,744 113,668
Monro, Inc. ........................ 5,438 106,802
Murphy USA, Inc. ................... 1,763 886,630
National Vision Holdings, Inc.
(a)
.......... 9,163 104,458
ODP Corp. (The)
(a)
................... 6,468 146,177
Penske Automotive Group, Inc. .......... 3,661 606,371
RH
(a)
............................ 856 358,758
Sally Beauty Holdings, Inc.
(a)
............ 19,109 207,715
Shoe Carnival, Inc. ................... 2,023 54,742
Signet Jewelers Ltd. .................. 8,067 477,808
Sonic Automotive, Inc. , Class A .......... 2,753 204,410
Upbound Group, Inc. ................. 8,950 262,593
Urban Outfitters, Inc.
(a)
................ 9,847 545,721
Victoria's Secret & Co.
(a)
............... 12,943 470,608
Wayfair, Inc. , Class A
(a)
................ 17,671 854,746
17,286,825
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc. , Class A ............ 3,817 60,843
Corsair Gaming, Inc.
(a)
................ 9,168 83,979
Diebold Nixdorf, Inc.
(a)
................. 5,967 258,311
Xerox Holdings Corp. ................. 21,941 187,376
590,509
Textiles, Apparel & Luxury Goods — 2.7%
Capri Holdings Ltd.
(a)
................. 21,483 532,349
Carter's, Inc. ....................... 6,702 361,372
Columbia Sportswear Co. .............. 3,819 337,218
Crocs, Inc.
(a)
....................... 10,995 1,122,260
Figs, Inc. , Class A
(a) (b)
................. 10,449 59,455
G-III Apparel Group Ltd.
(a)
.............. 7,405 231,184
Hanesbrands, Inc.
(a)
.................. 64,343 522,465
Kontoor Brands, Inc. .................. 5,061 464,853
Levi Strauss & Co. , Class A ............. 17,450 332,073
Oxford Industries, Inc. ................ 2,823 236,737
PVH Corp. ........................ 10,395 931,392
Ralph Lauren Corp. , Class A ............ 3,282 819,515
Skechers USA, Inc. , Class A
(a)
........... 9,875 743,982
Steven Madden Ltd. .................. 8,580 352,209
Tapestry, Inc. ....................... 42,171 3,075,953
Under Armour, Inc. , Class A
(a)
............ 34,355 286,864
Under Armour, Inc. , Class C, NVS
(a)
....... 28,229 212,565
VF Corp. ......................... 60,621 1,574,327
Wolverine World Wide, Inc. ............. 14,779 330,015
12,526,788
Tobacco — 0.1%
Universal Corp. ..................... 4,682 248,708
Trading Companies & Distributors — 2.1%
Air Lease Corp. , Class A ............... 19,377 895,217
Beacon Roofing Supply, Inc.
(a)
........... 11,546 1,366,354
BlueLinx Holdings, Inc.
(a)
............... 899 96,894
Boise Cascade Co. .................. 7,285 919,076
Core & Main, Inc. , Class A
(a)
............. 19,684 1,110,965
Custom Truck One Source, Inc.
(a) (b)
........ 11,894 60,540
DNOW, Inc.
(a)
...................... 10,424 155,109
DXP Enterprises, Inc.
(a)
................ 1,075 108,887
GATX Corp. ....................... 3,720 615,548
Global Industrial Co. .................. 1,074 26,539
GMS, Inc.
(a)
........................ 7,127 601,091
H&E Equipment Services, Inc. ........... 6,306 559,279
Herc Holdings, Inc. ................... 1,893 386,096
MRC Global, Inc.
(a)
................... 15,239 223,709
MSC Industrial Direct Co., Inc. , Class A ..... 5,522 444,024

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Rush Enterprises, Inc. , Class A .......... 6,753 $ 410,245
Rush Enterprises, Inc. , Class B .......... 854 48,951
SiteOne Landscape Supply, Inc.
(a)
......... 4,034 574,038
WESCO International, Inc. .............. 5,106 944,610
Willis Lease Finance Corp. ............. 223 43,244
Xometry, Inc. , Class A
(a)
............... 2,494 82,826
9,673,242
Water Utilities — 0.5%
American States Water Co. ............. 2,568 191,316
California Water Service Group .......... 5,475 247,963
Essential Utilities, Inc. ................. 45,958 1,630,590
Middlesex Water Co. ................. 1,492 75,555
SJW Group ........................ 3,815 191,627
2,337,051
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
....................... 8,194 69,157
Telephone & Data Systems, Inc. .......... 18,335 648,142
United States Cellular Corp.
(a)
........... 2,678 168,179
885,478
Total Common Stocks — 99 .8%
(Cost: $ 414,649,935 ) .............................. 462,842,404
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR
(a) (c)
................. 2,612 2,925
Total Rights — 0.0%
(Cost: $ 1,691 ) .................................. 2,925
Total Long-Term Investments — 99.8%
(Cost: $ 414,651,626 ) .............................. 462,845,329
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(f)
.................. 21,539,247 $ 21,550,016
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 558,548 558,548
Total Short-Term Securities — 4 .8%
(Cost: $ 22,095,126 ) ............................... 22,108,564
Total Investments — 104 .6%
(Cost: $ 436,746,752 ) .............................. 484,953,893
Liabilities in Excess of Other Assets — (4.6) % ............. (21,341,220)
Net Assets — 100.0% ...............................
$ 463,612,673
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,255,463 $ — $ (5,711,199)
(a)
$ 2,108 $ 3,644 $ 21,550,016 21,539,247 $ 120,720
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 462,954 95,594
(a)
— — — 558,548 558,548 33,485 —
$ 2,108 $ 3,644 $ 22,108,564 $ 154,205 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 5 03/21/25 $ 574 $ 5,058
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 462,842,404 $ — $ — $ 462,842,404
Rights ................................................ — — 2,925 2,925
Short-Term Securities
Money Market Funds ...................................... 22,108,564 — — 22,108,564
$ 484,950,968 $ — $ 2,925 $ 484,953,893
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,058 $ — $ — $ 5,058
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust